As filed with the Securities and Exchange Commission on September 16, 2014

Registration No. 2-83397

Investment Company Act File No. 811-01436

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

Pre-Effective Amendment No. ___ / /

Post-Effective Amendment No. 55 /X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

AMENDMENT NO. ______ /X/

CAPSTONE SERIES FUND, INC.

(Exact Name of Registrant as Specified in Charter)

3700 W. Sam Houston Parkway South, Suite 250, Houston TX 77042

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code (713) 260-9000

David J. Harris, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

/X/	immediately upon filing pursuant to paragraph (b).
/ /	on (date) pursuant to paragraph (b).
/ /	60 days after filing pursuant to paragraph (a)(i).
/ /	on (date) pursuant to paragraph (a)(i).
/ /	75 days after filing pursuant to paragraph (a)(ii).
/ /	on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

/ /	The post-effective amendment designates a new effective date for a previously-filed post-effective amendments.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and State of Texas on the 16th day of September, 2014.

CAPSTONE SERIES FUND, INC.
Registrant

By:	/s/ EDWARD L. JAROSKI
Edward L. Jaroski, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ EDWARD L. JAROSKI	President, Chairman of the Board &	September 16, 2014
Edward L. Jaroski	Director (Principal Executive Officer)

/s/ RICHARD NUNN	Senior Vice President and Chief	September 16, 2014
Richard Nunn	Compliance Officer

/s/ CARLA D. HOMER	Treasurer and Principal Financial &	September 16, 2014
Carla D. Homer	Accounting Officer

JAMES F. LEARY*	Director	September 16, 2014
James F. Leary

JOHN R. PARKER*	Director	September 16, 2014
John R. Parker

LEONARD B. MELLEY, JR.*	Director	September 16, 2014
Leonard B. Melley, Jr.

JOHN M. BRIGGS*	Director	September 16, 2014
John M. Briggs

WILLIAM HERRMANN*	Director	September 16, 2014
William Herrmann

*By:	/s/ EDWARD L. JAROSKI
Edward L. Jaroski, Attorney-In-Fact

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XRBL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase